Cash and Cash Equivalents - Changes in Net Working Capital (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Changes in receivables and tax receivables			$ (1,486)	$ 1,863	$ (2,501)
Changes in trade payables			(599)	(647)	1,798
Changes in other payables			(792)	21	918
Changes in net working capital	$ 156	$ (2,243)	$ (2,877)	$ 1,237	$ 215